Income Taxes	7 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes

Note 8 — Income Taxes

The Company’s taxable income primarily consists of interest income on the Trust Account. The Company’s general and administrative expenses are generally considered start-up costs and are not currently deductible. There was no income tax expense for the period from May 22, 2020 (inception) through December 31, 2020.

The income tax provision (benefit) consists of the following for the period from May 22, 2020 (inception) through December 31, 2020:

Current
Federal	$—
State	—
Deferred
Federal	(661,587)
State	(236,281)
Valuation allowance	897,868
Income tax provision	$—

The Company’s net deferred tax assets are as follows as of December 31, 2020:

Deferred tax assets:
Start-up/Organization costs	$848,805
Net operating loss carryforwards	49,063
Total deferred tax assets	897,868
Valuation allowance	(897,868)
Deferred tax asset, net of allowance	$—

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, Management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2020, the change in the valuation allowance was approximately $898,000.

As of December 31, 2020, the Company had approximately $172,000 of U.S. federal and State net operating loss carryovers available to offset future taxable income. The federal net operating losses do not expire, while the state net operating losses will expire in 2041.

There were no unrecognized tax benefits as of December 31, 2020. No amounts were accrued for the payment of interest and penalties at December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate is as follows for the period from May 22, 2020 (inception) through December 31, 2020:

Statutory Federal income tax rate	21.0%
State income taxes	7.5%
Change in fair value of warrants	(4.1)%
Issuance costs – warrants	(2.9)%
Change in Valuation Allowance	(21.5)%
Income Taxes Benefit	0.0%